Sturgeon Acquisition (Details) - USD ($)	Jun. 05, 2017	Apr. 21, 2017	Mar. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Common stock, par or stated value per share (in dollars per share)			$ 0.01	$ 0.01
Subsequent Event
Business Acquisition [Line Items]
Purchase price		$ 4,000,000
Subsequent Event | Sturgeon Acquisitions LLC
Business Acquisition [Line Items]
Consideration transferred, equity interests issued	$ 5,607,452
Common stock, par or stated value per share (in dollars per share)	$ 0.01
Business acquisition, share price (in usd per share)	$ 18.50
Purchase price	$ 103,737,862